Cash, Cash Equivalents and Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2025
Cash, Cash Equivalents and Restricted Cash [Abstract]
Schedule of Cash, Cash Equivalents and Restricted Cash
	June 30,	December 31,
(in thousands)	2025	2024

Cash held in banks	$1,892	$2,257
Bank deposits in EUR with original maturities of three months or less (average annual interest rates 3.16%)	-	1,044
Total cash and cash equivalents	1,892	3,301
Restricted cash – current – Prepaid expenses and other receivables	113	113
Restricted cash – noncurrent – Other assets	343	317
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$2,348	$3,731